SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Office lease	$ 48,662	$ 48,662
Reduction of lease liability	(48,662)	(23,590)
Long term portion of lease liability		$ 25,072